Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,665,072)	$ (1,451,978)	$ (4,605,327)	$ (3,764,089)
Adjustments to reconcile net loss to net cash from operating activities:
Gain on forgiveness of notes payable and accrued expenses			0	(384,304)
Gain on legal settlement of accounts payable	(32,483)	0
Amortization and depreciation	547,723	346,098	1,791,202	1,380,186
Amortization of beneficial conversion feature			0	440,000
Impairment of intangible assets			125,000	0
Loss (Gain) on change in fair value of derivative liabilities	266,410	0	(9,323)	0
Initial derivative liability expense			234,303	0
Bad debt expense	0		0	76,823
Consulting fees incurred from loans payable			0	120,000
Stock based compensation and consulting fees	173,865	649,404	982,823	646,030
Changes in operating assets and liabilities:
Increase (Decrease) in accounts receivable	25,071	10,656	(42,361)	(120,401)
Increase (Decrease) in prepaid expenses	0	145	(3,028)	(272)
Decrease (increase) in security deposits	0	22	345	(345)
Increase (decrease) in accounts payable and accrued expenses	5,340	(57,991)	231,708	263,776
Decrease in due to/from affiliates	(176,007)	(891,199)	(1,026,556)	(805,731)
Increase (decrease) in deferred revenue	(9,962)	(467)	14,255	(10,549)
Net cash used in operating activities	(865,115)	(1,395,310)	(2,306,959)	(2,158,876)
Cash flows from investing activities:
Purchase of computer equipment	0	(2,058)	(5,835)	(59,195)
Payments towards software developments costs	(31,810)	0	(52,190)	0
Payments towards website development costs	0	(177,401)	(691,555)	(411,311)
Net cash used in investing activities	(31,810)	(179,459)	(749,580)	(470,506)
Cash flows from financing activities:
Proceeds from loans payable			0	85,000
Proceeds from convertible promissory notes	935,000	0	95,000	0
Payments applied to loans payable	0	(8,807)	(21,214)	(63,786)
Proceeds from subscription advances			130,000	13,500
Proceeds from the sale of common stock and warrants	75,000	80,000	842,668	3,826,000
Proceeds from the exercise of outstanding warrants	0	160,000	666,520	50,000
Net cash provided by financing activities	1,010,000	231,193	1,712,974	3,910,714
Effect of exchange rate changes on cash	8,063	205,529	59,257	(13,366)
Net decrease in cash	121,138	(1,138,047)	(1,284,308)	1,267,966
Cash at beginning of period	20,066	1,304,374	1,304,374	36,408
Cash at end of period	141,204	166,327	20,066	1,304,374
Supplemental disclosure:
Cash paid for interest	0	870	1,314	2,341
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Shares Issued			12,000,000	0
Preferred stock dividends accrued, Value			391,552	523,895
Warrants issued on debt modification,Value			4,809,308	0
Stock Issued During Period, Value, New Issues			842,668	3,826,000
Convertible Debt [Member]
Adjustments to reconcile net loss to net cash from operating activities:
Initial derivative liability expense			234,303	0
Supplemental disclosure of non-cash investing and financing activity:
Loan origination fees			55,000	0
Common Stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued	30,000	13,500	13,500	0
Conversion of Stock, Shares Issued	100,000	27,000	27,000	0
Stock Issued During Period, Value, New Issues			4,164	7,646
Stock Issued During Period, Shares, New Issues			4,163,712	7,646,000
Warrant [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Shares Issued	100,000	9,000	9,000	0
Series A Preferred shares converted to common stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued			0	299,512
Conversion of Stock, Shares Issued			0	5,990,238
Convertible Promissory Notes [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued			220,000	325,000
Conversion of Stock, Shares Issued			1,466,666	2,166,666
Reach Factor Agreement [Member]
Supplemental disclosure of non-cash investing and financing activity:
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures			600,000	0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			4,000,000	0
Preferred Series B shares converted to common stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued	45,000	349,750	738,250	524,750
Conversion of Stock, Shares Issued	900,000	7,895,000	14,765,000	10,495,000
Preferred Series C shares converted to common stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued	77,000	0	130,000	150,000
Conversion of Stock, Shares Issued	770,000	0	1,300,000	1,500,000
Preferred Series D shares converted to common stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued	82,500	122,625	290,725	3,753,149
Conversion of Stock, Shares Issued	549,945	817,418	1,937,973	19,122,624
Promissory notes converted to common stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued			155,000	3,753,149
Conversion of Stock, Shares Issued			3,100,000	977,732
Shares issued for website development costs [Member]
Supplemental disclosure of non-cash investing and financing activity:
Stock Issued During Period, Value, New Issues			0	418,000
Stock Issued During Period, Shares, New Issues			0	100,000
Series A Preferred Shares Issued for Top Up Provision [Member]
Supplemental disclosure of non-cash investing and financing activity:
Stock Issued During Period, Value, New Issues			5,196,720	0
Stock Issued During Period, Shares, New Issues			25,990,238	0
Conversion of Series A Preferred shares to Preferred Shares and Debt [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued			1,287,082	0
Conversion of Stock, Shares Issued			53,198,347	0
Series B Convertible Prefer Stock [Member]
Supplemental disclosure of non-cash investing and financing activity:
Conversion of Stock, Amount Issued	100,000	0
Conversion of Stock, Shares Issued	13,000	0
Conversion Of Stock Settlement Of Debt Value	$ 30,000	$ 0